2. Loans: Allowance for Credit Losses on Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Allowance for Credit Losses on Financing Receivables

	2017	2016	2015
Allowance For Credit Losses:
Beginning Balance	$ 48,500,000	$ 33,500,000	$ 28,620,000
Provision for Loan Losses	32,355,146	67,562,543	36,887,285
Charge-Offs	(52,228,535)	(63,673,242)	(42,017,880)
Recoveries	13,873,389	11,110,699	10,010,595
Ending Balance	$ 42,500,000	$ 48,500,000	$ 33,500,000

	2017	2016	2015
Finance Receivables:
Ending Balance	$599,094,594	$530,915,607	$544,405,558
Ending Balance; collectively evaluated for impairment	$ 599,094,594	$ 530,915,607	$ 544,405,558